Research and Development Expenses	6 Months Ended
Jun. 30, 2023
Research and Development Expenses [Abstract]
Research and development expenses

Note 7 — Research and development expenses.

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Subcontractors and consultants	2,385	1,782	3,612
Share-based compensation	1,008	855	1,592
Salaries and social benefits	612	529	1,212

	4,005	3,166	6,416